RETIREMENT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average actuarial assumptions used to determine net cost:
Estimated liability arising from withdrawal of plan		$ 4.7
Multiemployer Plan
Contributions of Ecolab		0.5	0.4	0.5
Estimate of benefits expected to be paid for company's pension and postretirement health care benefit plans:
2013		169
2014		170
2015		171
2016		184
2017		200
2018-2022		1,075
MEDICAL SUBSIDY RECEIPTS
2013		2
2014		2
U.S. PENSION
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)		4.14%	4.86%	5.41%
Projected salary increase (as a percent)		4.32%	4.08%	4.32%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)		4.85%	5.23%	5.84%
Expected return on plan assets (as a percent)		8.25%	8.44%	8.50%
Projected salary increase (as a percent)		4.08%	4.07%	4.32%
MEDICAL SUBSIDY RECEIPTS
Settlement charge		2.4
Employer voluntary contribution to defined benefit plan	100
U.S. PENSION | Nalco
MEDICAL SUBSIDY RECEIPTS
Required contributions to defined benefit plan in current fiscal year		38
Contributions to plan		180
U.S. PENSION | Corporate bonds | Maximum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities		30 years
U.S. PENSION | Corporate bonds | Minimum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities		6 months
INTERNATIONAL PENSION
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)		4.04%	5.02%	4.62%
Projected salary increase (as a percent)		2.74%	2.98%	3.40%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)		5.66%	4.26%	5.21%
Expected return on plan assets (as a percent)		6.87%	6.37%	6.22%
Projected salary increase (as a percent)		3.59%	3.62%	3.38%
U.S. POSTRETIREMENT HEALTH CARE
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)		3.95%	4.80%	5.41%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)		4.80%	5.34%	5.84%
Expected return on plan assets (as a percent)		8.25%	8.50%	8.50%
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Annual rates of increase in the per capita cost of covered health care (as a percent)		7.50%
Rate of per capita cost of covered health care in 2019 (as a percent)		5.00%
Effect of a one-percentage point change in the assumed health care cost trend rate:
Effect on total of service and interest cost components, increase		(0.1)
Effect on total of service and interest cost components, decrease		0.1
Effect on postretirement benefit obligation, increase		2.3
Effect on postretirement benefit obligation, decrease		$ (2.9)